UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-22255

EGA Emerging Global Shares Trust

(Exact name of registrant as specified in charter)

171 East Ridgewood Avenue
Ridgewood, NJ	07450

(Address of principal executive offices)	(Zip code)

Robert C. Holderith
171 East Ridgewood Avenue
Ridgewood, NJ 07450

(Name and address of agent for service)

Registrant's telephone number, including area code: 1-201-389-6872

Date of fiscal year end:	March 31

Date of reporting period:	December 31, 2010

     Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

     A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Schedule of Investments

EMERGING GLOBAL SHARES DOW JONES EMERGING MARKETS
TITANS COMPOSITE INDEX FUND

December 31, 2010 (Unaudited)

Investments	Shares	Value

COMMON STOCKS - 89.4%
Brazil - 11.7%
BRF - Brasil Foods SA ADR*	13,200	$222,816
Centrais Eletricas Brasileiras SA ADR*	8,541	117,439
Companhia Siderurgica Nacional SA ADR	15,280	254,717
Petroleo Brasileiro SA ADR	31,560	1,194,230
Ultrapar Participacoes SA ADR	2,180	140,872
Usinas Siderurgicas de Minas Gerais SA ADR*	10,900	131,345
Vale SA ADR*	36,654	1,267,129
VIVO Participacoes SA ADR	3,800	123,842

Total Brazil		3,452,390

Chile - 3.2%
Cencosud SA	31,494	247,625
Empresa Nacional de Electricidad SA ADR	2,386	134,117
Empresas Copec SA	10,158	197,312
Enersis SA ADR	5,385	125,040
S.A.C.I. Falabella	20,997	235,918

Total Chile		940,012

China - 20.0%
Baidu, Inc. ADR*	3,226	311,406
Bank of China, Ltd. Class H	1,314,623	693,362
BYD Co. Ltd. Class H	12,300	64,636
China Communications Construction Co., Ltd. Class H	88,000	76,978
China Construction Bank Corp. Class H	1,115,350	1,000,044
China Life Insurance Co., Ltd. Class H	144,500	590,183
China Petroleum & Chemical Corp. Class H	436,280	417,554
China Shenhua Energy Co., Ltd. Class H	70,770	296,785
China Telecom Corp., Ltd. Class H	286,000	149,739
Ctrip.com International, Ltd. ADR*	2,611	105,615
Dongfeng Motor Group Co., Ltd. Class H	46,000	79,293
Industrial and Commercial Bank of China, Ltd. Class H	1,628,680	1,213,080
Mindray Medical International, Ltd. ADR	1,981	52,298
NetEase.com, Inc. ADR*	1,188	42,946
PetroChina Co., Ltd. Class H	440,000	575,071
Shandong Weigao Group Medical
Polymer Co., Ltd. Class H	15,800	44,817
Sina Corp.*	1,691	116,375
Sohu.com, Inc.*	756	47,998

Total China		5,878,180

Czech Republic - 0.5%
CEZ AS	3,149	131,838

Egypt - 0.3%
Orascom Construction Industries	1,682	83,190

Hong Kong - 0.2%
Lenovo Group, Ltd.	99,700	63,870

Hungary - 0.2%
Richter Gedeon Nyrt.	275	56,396

India - 13.9%
Dr. Reddys Laboratories, Ltd. ADR	2,587	95,616
ICICI Bank, Ltd. ADR	8,309	420,768
Infosys Technologies, Ltd. ADR	16,412	1,248,625
Larsen & Toubro, Ltd. GDR	15,101	669,125
Ranbaxy Laboratories, Ltd. GDR*	3,367	45,589
Reliance Industries, Ltd. GDR 144A	27,825	1,322,244
Tata Motors Ltd. ADR	6,372	186,954
Wipro, Ltd. ADR	6,061	93,764

Total India		4,082,685

Indonesia - 2.0%
Astra International Tbk PT	44,000	266,393
Perusahaan Gas Negara PT	251,000	123,272
Telekomunikasi Indonesia Tbk PT	230,000	202,941

Total Indonesia		592,606

Malaysia - 2.1%
Genting Berhad	46,100	167,147
IOI Corp. Berhad	121,593	229,108
Sime Darby Berhad	45,800	130,709
Tenaga Nasional Berhad	35,600	96,634

Total Malaysia		623,598

Mexico - 8.5%
America Movil SAB de CV Series L	427,261	1,226,288
Cemex SAB de CV Series CPO*	197,790	211,357
Fomento Economico Mexicano SAB de CV Series UB	46,800	262,003
Grupo Bimbo SAB de CV Series A	13,000	111,144
Grupo Televisa SA Series CPO*	59,300	306,260
Wal-Mart de Mexico SAB de CV Series V	132,500	379,108

Total Mexico		2,496,160

Netherlands - 0.3%
Vimpelcom, Ltd. ADR	6,499	97,745

Philippines - 0.3%
Philippine Long Distance Telephone Co.	1,700	99,105

Poland - 0.1%
Asseco Poland SA	1,427	25,630

Russia - 14.8%
Gazprom OAO ADR	72,948	1,841,937
LUKOIL OAO ADR	9,706	548,389
Magnit OJSC GDR	6,401	187,549
Mining and Metallurgical Company Norilsk Nickel JSC ADR	20,329	481,187
Mobile TeleSystems ADR	9,075	189,395
Rosneft Oil Co. GDR	32,003	229,142
Surgutneftegas ADR	83,473	884,814

Total Russia		4,362,413

South Africa - 11.3%
AngloGold Ashanti, Ltd.	7,212	356,362
Aspen Pharmacare Holdings, Ltd.*	6,535	90,887
Bidvest Group, Ltd.	8,121	192,415
Gold Fields, Ltd.	14,209	259,019
Impala Platinum Holdings, Ltd.	14,656	516,081
MTN Group, Ltd.	21,910	445,171
Naspers, Ltd. N Shares	5,665	332,198
Netcare, Ltd.*	25,300	58,855
Sasol, Ltd.	9,282	485,836
Shoprite Holdings, Ltd.	6,401	96,415
Standard Bank Group, Ltd.	24,630	400,402
Tiger Brands, Ltd.*	2,952	86,399

Total South Africa		3,320,040

TOTAL COMMON STOCKS
(Cost: $24,076,466)		26,305,858

See notes to schedule of investments.

Schedule of Investments

EMERGING GLOBAL SHARES DOW JONES EMERGING MARKETS
TITANS COMPOSITE INDEX FUND

December 31, 2010 (Unaudited)

Investments	Shares	Value

PREFERRED STOCKS - 12.5%
Brazil - 12.5%
Banco Bradesco SA ADR	42,414	$860,580
Companhia Brasileira de Distribuicao Grupo
PAO de Acucar ADR	2,637	110,701
Comphania de Bebidas DAS Americas ADR*	16,247	504,144
Companhia Energetica de Minas Gerais ADR	8,220	136,370
Gerdau SA ADR	13,110	183,409
Itau Unibanco Holding SA ADR	72,981	1,752,274
Tele Norte Leste Participacoes SA ADR*	8,381	123,201

TOTAL PREFERRED STOCKS
(Cost: $3,311,821)		3,670,679

TOTAL INVESTMENTS IN SECURITIES - 101.9%
(Cost: $27,388,287)		29,976,537

Liabilities in Excess of Other Assets - (1.9)%		(546,627)

Net Assets- 100.0%		$29,429,910

*	Non-income producing security
ADR	American Depositary Receipts
GDR	Global Depositary Receipts
144A	Series 144A securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, Series 144A securities are deemed to be liquid.

See notes to schedule of investments.

Schedule of Investments

EMERGING GLOBAL SHARES DOW JONES EMERGING MARKETS
METALS & MINING TITANS INDEX FUND

December 31, 2010 (Unaudited)

Investments	Shares	Value

COMMON STOCKS - 96.5%
Brazil - 16.8%
Companhia Siderurgica Nacional SA ADR	95,879	$1,598,303
Usinas Siderurgicas de Minas Gerais SA ADR*	63,403	764,006
Vale SA ADR*	89,498	3,093,946

Total Brazil		5,456,255

China - 18.8%
Aluminum Corp. of China, Ltd. Class H*	652,564	595,175
Angang Steel Co., Ltd. Class H	245,242	375,420
China Coal Energy Co. Class H	652,267	1,018,636
China Shenhua Energy Co., Ltd. Class H	379,519	1,591,571
Jiangxi Copper Co., Ltd. Class H	278,641	915,822
Yanzhou Coal Mining Co., Ltd. Class H	356,720	1,089,848
Zijin Mining Group Co., Ltd. Class H	540,600	501,402

Total China		6,087,874

India - 6.2%
Sterlite Industries India, Ltd. ADR	120,930	2,000,182

Indonesia - 4.2%
Bumi Resources Tbk PT	4,101,590	1,377,060

Mexico - 5.9%
Grupo Mexico SAB de CV Series B	460,125	1,896,607

Poland - 3.5%
KGHM Polska Miedz SA	19,312	1,130,828

Russia - 18.3%
Mining and Metallurgical Company Norilsk Nickel JSC ADR	122,268	2,894,084
Novolipetsk Steel GDR	20,609	983,049
Polyus Gold ADR	37,179	1,347,739
Severstal GDR	42,231	711,592

Total Russia		5,936,464

South Africa - 21.6%
Anglo Platinum Ltd.*	10,237	1,074,075
AngloGold Ashanti, Ltd.	38,482	1,901,487
Gold Fields, Ltd.	80,652	1,470,224
Impala Platinum Holdings, Ltd.	72,529	2,553,959

Total South Africa		6,999,745

Turkey - 1.2%
Eregli Demir ve Celik Fabrikalari TAS*	117,508	389,403

TOTAL COMMON STOCKS
(Cost: $25,046,616)		31,274,418

PREFERRED STOCK - 4.4%
Brazil - 4.4%
Gerdau SA ADR
(Cost: $1,397,853)	101,338	1,417,719

TOTAL INVESTMENTS IN SECURITIES - 100.9%
(Cost: $26,444,469)		32,692,137

Liabilities in Excess of Other Assets - (0.9)%		(294,158)

Net Assets- 100.0%		$32,397,979

*	Non-income producing security
ADR	American Depositary Receipts
GDR	Global Depositary Receipts

See notes to schedule of investments.

Schedule of Investments (Consolidated)†

EMERGING GLOBAL SHARES DOW JONES EMERGING MARKETS
CONSUMER TITANS INDEX FUND

December 31, 2010 (Unaudited)

Investments	Shares	Value

COMMON STOCKS - 88.0%
Brazil - 4.6%
BRF - Brasil Foods SA ADR*	440,208	$7,430,711

Chile - 10.6%
Cencosud SA	920,000	7,233,585
Lan Airlines SA ADR	91,526	2,817,170
S.A.C.I. Falabella	620,000	6,966,206

Total Chile		17,016,961

China - 5.6%
Ctrip.com International Ltd. ADR*	88,026	3,560,652
Dongfeng Motor Group Co., Ltd. Class H	1,941,496	3,346,696
New Oriental Education & Technology Group ADR*	19,816	2,085,238

Total China		8,992,586

Colombia - 1.2%
Grupo Nacional de Chocolates SA	140,000	1,976,041

India - 12.0%
Bajaj Auto, Ltd.	100,142	3,451,165
Hero Honda Motors, Ltd.	61,199	2,721,073
Hindustan Unilever, Ltd.	687,261	4,809,213
ITC, Ltd.	2,097,865	8,193,942

Total India		19,175,393

Indonesia - 5.2%
Astra International Tbk PT	1,361,296	8,241,809

Malaysia - 7.2%
Genting Berhad	1,502,540	5,447,834
Genting Malaysia Berhad	2,056,680	2,261,114
IOI Corp. Berhad	2,045,820	3,854,780

Total Malaysia		11,563,728

Mexico - 20.8%
Fomento Economico Mexicano SAB de CV Series UB	1,461,800	8,183,662
Grupo Bimbo SAB de CV Series A	506,000	4,326,066
Grupo Televisa SA Series CPO*	1,895,400	9,788,956
Wal-Mart de Mexico SAB de CV Series V	3,863,200	11,053,375

Total Mexico		33,352,059

Russia - 5.4%
Magnit OJSC GDR	208,500	6,109,050
X5 Retail Group NV GDR*	53,247	2,462,674

Total Russia		8,571,724

South Africa - 15.4%
Massmart Holdings, Ltd.	127,652	2,830,601
Naspers, Ltd. N Shares	183,917	10,784,960
Shoprite Holdings, Ltd.	202,102	3,044,169
Steinhoff International Holdings, Ltd.*	762,478	2,823,673
Tiger Brands, Ltd.*	103,366	3,025,320
Truworths International Ltd.	193,100	2,091,315

Total South Africa		24,600,038

TOTAL COMMON STOCKS

(Cost: $134,559,982)		140,921,050

PREFERRED STOCKS - 12.1%
Brazil - 12.1%
Companhia Brasileira de Distribuicao Grupo PAO de
Acucar ADR	89,081	3,739,620
Comphania de Bebidas DAS Americas ADR	504,320	15,649,050

TOTAL PREFERRED STOCKS
(Cost: $17,320,341)		19,388,670

TOTAL INVESTMENTS IN SECURITIES - 100.1%
(Cost: $151,880,323)		160,309,720

Liabilities in Excess of Other Assets - (0.1)%		(156,449)

Net Assets- 100.0%		$160,153,271

†	The Consolidated Schedule of Investments includes the accounts of wholly-owned subsidiaries. All inter-company accounts and transactions have been eliminated in consolidation.
*	Non-income producing security
ADR	American Depositary Receipts
GDR	Global Depositary Receipts

See notes to schedule of investments.

Schedule of Investments

EMERGING GLOBAL SHARES DOW JONES EMERGING MARKETS
ENERGY TITANS INDEX FUND

December 31, 2010 (Unaudited)

Investments	Shares	Value

COMMON STOCKS - 100.5%
Brazil - 7.8%
Petroleo Brasileiro SA ADR	27,810	$1,052,330

Chile - 2.7%
Empresas Copec SA	19,075	370,519

China - 12.9%
China Oilfield Services, Ltd. Class H	146,655	317,698
China Petroleum & Chemical Corp. Class H	680,066	650,877
PetroChina Co., Ltd. Class H	509,000	665,252
Suntech Power Holdings Co., Ltd. ADR*	13,611	109,024

Total China		1,742,851

Colombia - 3.9%
Ecopetrol SA ADR	12,013	524,007

Hong Kong - 8.5%
CNOOC, Ltd.	480,800	1,140,513

Hungary - 3.7%
MOL Hungarian Oil And Gas PLC*	5,020	503,007

India - 8.4%
Reliance Industries, Ltd. GDR 144A	23,765	1,129,313

Poland - 4.5%
Polski Koncern Naftowy Orlen SA*	20,819	322,737
Polskie Gornictwo Naftowe I Gazownictwo SA	230,614	278,662

Total Poland		601,399

Russia - 30.2%
Gazprom OAO ADR	37,835	955,334
LUKOIL OAO ADR	10,717	605,510
NovaTek OAO GDR	4,484	535,838
Rosneft Oil Co. GDR	63,998	458,226
Surgutneftegas ADR	102,016	1,081,369
Tatneft ADR	12,838	424,938

Total Russia		4,061,215

South Africa - 5.1%
Sasol, Ltd.	13,017	681,333

Thailand - 11.1%
PTT Aromatics & Refining PCL	212,328	269,416
PTT Exploration & Production PCL	86,965	484,662
PTT PCL	50,389	534,897
Thai Oil PCL	80,346	208,561

Total Thailand		1,497,536

Turkey - 1.7%
Tupras-Turkiye Petrol Rafinerileri AS	9,026	226,383

TOTAL INVESTMENTS IN SECURITIES - 100.5%
(Cost: $11,194,445)		13,530,406

Liabilities in Excess of Other Assets - (0.5)%	(72,827)

Net Assets- 100.0%	$13,457,579

*	Non-income producing security
ADR	American Depositary Receipts
GDR	Global Depositary Receipts
144A	Series 144A securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, Series 144A securities are deemed to be liquid.

See notes to schedule of investments.

Schedule of Investments

EMERGING GLOBAL SHARES DOW JONES EMERGING MARKETS
FINANCIALS TITANS INDEX FUND

December 31, 2010 (Unaudited)

Investments	Shares	Value

COMMON STOCKS - 88.6%
Brazil - 6.3%
Banco do Brasil SA ADR	29,616	$577,512
Banco Santander Brasil SA ADS	14,500	197,200

Total Brazil		774,712

China - 33.9%
Bank of China Ltd. Class H	1,297,079	684,109
Bank of Communications Co., Ltd. Class H	116,800	117,647
China Construction Bank Corp. Class H	932,100	835,738
China Life Insurance Co., Ltd. Class H	143,060	584,301
China Merchants Bank Co., Ltd. Class H	127,275	321,231
Industrial and Commercial Bank of China, Ltd. Class H	1,396,240	1,039,953
Ping An Insurance Group Co. of China Ltd. Class H	51,300	573,472

Total China		4,156,451

Hong Kong - 2.5%
BOC Hong Kong Holdings, Ltd.	89,200	303,505

Hungary - 1.9%
OTP Bank Nyrt.*	9,851	238,341

India - 14.1%
HDFC Bank, Ltd. ADR	2,298	384,019
ICICI Bank, Ltd. ADR	13,929	705,365
State Bank of India, Ltd. GDR	4,907	635,456

Total India		1,724,840

Malaysia - 5.1%
CIMB Group Holdings Berhad	133,400	367,731
Malayan Banking Berhad	91,100	251,127

Total Malaysia		618,858

Poland - 4.7%
Bank Pekao SA	3,631	219,990
Powszechna Kasa Oszczednosci Bank Polski SA	24,220	355,375

Total Poland		575,365

South Africa - 12.9%
ABSA Group, Ltd.	18,024	381,417
FirstRand, Ltd.	75,295	222,047
Remgro, Ltd.	9,300	158,778
Sanlam, Ltd.	74,168	313,006
Standard Bank Group, Ltd.	31,088	505,387

Total South Africa		1,580,635

Turkey - 7.2%
Akbank TAS	43,092	240,242
Turkiye Garanti Bankasi AS	78,894	400,878
Turkiye Is Bankasi Class C	66,925	239,174

Total Turkey		880,294

TOTAL COMMON STOCKS
(Cost: $9,910,613)		10,853,001

PREFERRED STOCKS - 14.8%
Brazil - 14.8%
Banco Bradesco SA ADR	44,097	894,728
Itau Unibanco Holding SA ADR	38,079	914,277

TOTAL PREFERRED STOCKS
(Cost: $1,655,948)		1,809,005

TOTAL INVESTMENTS IN SECURITIES - 103.4%
(Cost: $11,566,561)		12,662,006

Liabilities in Excess of Other Assets - (3.4)%		(412,998)

Net Assets- 100.0%		$12,249,008

*	Non-income producing security
ADR	American Depositary Receipts
GDR	Global Depositary Receipts
ADS	American Depositary Shares

See notes to schedule of investments.

Schedule of Investments (Consolidated)†

EMERGING GLOBAL SHARES INDXX
INDIA INFRASTRUCTURE INDEX FUND

December 31, 2010 (Unaudited)

Investments	Shares	Value

COMMON STOCKS - 100.0%
Aerospace & Defense - 1.2%
Bharat Electronics, Ltd.	18,113	$717,269

Construction & Engineering - 5.7%
IRB Infrastructure Developers, Ltd.	85,246	429,137
Larsen & Toubro, Ltd.	71,024	3,143,783

Total Construction & Engineering		3,572,920

Construction Materials - 8.0%
ACC, Ltd.	81,380	1,957,561
Ambuja Cements, Ltd.	631,057	2,020,963
Ultra Tech Cement, Ltd.	42,198	1,023,218

Total Construction Materials		5,001,742

Electric Utilities - 11.4%
Power Grid Corp. of India, Ltd.	535,461	1,177,140
Reliance Infrastructure, Ltd.	137,370	2,590,415
Tata Power Co., Ltd.	109,590	3,346,766

Total Electric Utilities		7,114,321

Electrical Equipment - 11.0%
ABB, Ltd.	94,327	1,678,858
Bharat Heavy Electricals, Ltd.	58,851	3,058,304
Crompton Greaves, Ltd.	313,335	2,171,937

Total Electrical Equipment		6,909,099

Gas Utilities - 5.5%
Gail India, Ltd.	302,378	3,466,713

Independent Power Producers & Energy Traders - 8.7%
National Hydroelectric Power Corp., Ltd.	1,525,848	962,293
NTPC, Ltd.	713,894	3,203,463
Reliance Power, Ltd.*	361,722	1,279,354

Total Independent Power Producers & Energy Traders		5,445,110

Industrial Conglomerates - 7.9%
Jaiprakash Associates, Ltd.	1,061,612	2,513,063
Siemens India, Ltd.	131,916	2,420,451

Total Industrial Conglomerates		4,933,514

Machinery - 6.1%
Tata Motors, Ltd.	131,315	3,842,245

Metals & Mining - 12.7%
NMDC, Ltd.	354,754	2,210,320
Steel Authority of India, Ltd.	551,305	2,250,099
Sterlite Industries India, Ltd.	843,855	3,522,432

Total Metals & Mining		7,982,851

Real Estate Management & Development - 8.3%
DLF, Ltd.	403,340	2,633,459
Housing Development & Infrastructure, Ltd.*	188,036	819,806
Unitech, Ltd.	1,195,416	1,772,472

Total Real Estate Management & Development		5,225,737

Transportation Infrastructure - 1.1%
IL&FS Transportation Networks, Ltd.	59,843	394,068
Mundra Port and Special Economic Zone, Ltd.	93,704	301,869

Total Transportation Infrastructure		695,937

Wireless Telecommunication Services - 12.4%
Bharti Airtel, Ltd.	404,425	3,245,168
Idea Cellular, Ltd.*	1,561,687	2,429,058
Reliance Communications, Ltd.	647,331	2,104,206

Total Wireless Telecommunication Services		7,778,432

TOTAL INVESTMENTS IN SECURITIES - 100.0%
(Cost: $65,381,654)		62,685,890

Other Assets in Excess of Liabilities - 0.0%††		23,004

Net Assets- 100.0%		$62,708,894

†	The Consolidated Schedule of Investments includes the accounts of wholly-owned subsidiaries. All inter-company accounts and transactions have been eliminated in consolidation.
*	Non-income producing security
††	Represents Liabilities less than 0.05%

See notes to schedule of investments.

Schedule of Investments

EMERGING GLOBAL SHARES INDXX
CHINA INFRASTRUCTURE INDEX FUND

December 31, 2010 (Unaudited)

Investments	Shares	Value

COMMON STOCKS - 100.6%
Construction & Engineering - 14.2%
China Communications Construction Co., Ltd. Class H	900,216	$787,464
China Railway Construction Corp., Ltd. Class H	543,503	654,414
China Railway Group, Ltd. Class H	1,072,377	773,901
Metallurgical Corp. of China, Ltd. Class H*	757,587	334,273

Total Construction & Engineering		2,550,052

Construction Materials - 10.5%
Anhui Conch Cement Co., Ltd. Class H	175,077	820,922
BBMG Corp. Class H	287,854	390,290
China National Building Material Co., Ltd. Class H	300,254	688,290

Total Construction Materials		1,899,502

Diversified Telecommunication Services - 9.0%
China Telecom Corp., Ltd. Class H	1,602,458	838,989
China Unicom Hong Kong, Ltd.	544,885	779,443

Total Diversified Telecommunication Services		1,618,432

Electrical Equipment - 4.7%
Dongfang Electric Corp., Ltd. Class H	72,984	361,463
Shanghai Electric Group Co., Ltd. Class H	730,559	482,112

Total Electrical Equipment		843,575

Energy Equipment & Services - 4.8%
China Oilfield Services, Ltd. Class H	402,121	871,112

Independent Power Producers & Energy Traders - 7.0%
China Longyuan Power Group Corp., Class H*	585,699	535,697
Datang International Power Generation Co., Ltd. Class H	829,929	291,460
Huaneng Power International, Inc. Class H	819,012	433,019

Total Independent Power Producers & Energy Traders		1,260,176

Machinery - 6.7%
CSR Corp., Ltd. Class H	491,155	645,720
Weichai Power Co., Ltd. Class H	91,418	562,715

Total Machinery		1,208,435

Metals & Mining - 15.1%
Aluminum Corp. of China, Ltd. Class H*	971,100	885,697
Angang Steel Co., Ltd. Class H	274,852	420,747
Jiangxi Copper Co., Ltd. Class H	358,424	1,178,048
Maanshan Iron & Steel Class H	461,019	245,524

Total Metals & Mining		2,730,016

Real Estate Management & Development - 24.2%
Agile Property Holdings, Ltd.	377,798	555,982
Evergrande Real Estate Group, Ltd.	1,359,771	661,200
Guangzhou R&F Properties Co., Ltd. Class H	286,245	409,466
Longfor Properties	313,296	436,071
Renhe Commercial Holdings Co., Ltd.	4,586,604	802,426
Shimao Property Holdings, Ltd.	464,665	701,751
Sino-Ocean Land Holdings, Ltd.	1,213,523	794,586

Total Real Estate Management & Development		4,361,482

Transportation Infrastructure - 4.4%
Jiangsu Expressway Co., Ltd. Class H	336,225	384,942
Zhejiang Expressway Co., Ltd. Class H	412,011	405,987

Total Transportation Infrastructure		790,929

TOTAL INVESTMENTS IN SECURITIES - 100.6%
(Cost: $17,790,494)		18,133,711

Liabilities in Excess of Other Assets - (0.6)%		(107,316)

Net Assets- 100.0%		$18,026,395

*	Non-income producing security

See notes to schedule of investments.

Schedule of Investments

EMERGING GLOBAL SHARES INDXX
BRAZIL INFRASTRUCTURE INDEX FUND

December 31, 2010 (Unaudited)

Investments	Shares	Value

COMMON STOCKS - 76.5%
Aerospace & Defense - 4.5%
Embraer SA	424,246	$3,015,725

Construction Materials - 2.0%
Magnesita Refratarios SA*	217,708	1,337,724

Diversified Telecommunication Services - 4.1%
Tele Norte Leste Participacoes SA*	139,467	2,713,725

Electric Utilities - 11.9%
Centrais Eletricas Brasileiras SA*	237,528	3,182,303
Companhia Energetica de Minas Gerais	121,030	1,512,875
CPFL Energia SA	128,694	3,194,092

Total Electric Utilities		7,889,270

Independent Power Producers & Energy Traders - 6.4%
AES Tiete SA	111,461	1,443,621
Tractebel Energia SA	169,683	2,805,903

Total Independent Power Producers & Energy Traders		4,249,524

Machinery - 5.5%
Weg SA	278,477	3,657,108

Metals & Mining - 13.5%
Companhia Siderurgica Nacional SA	182,470	2,931,611
Gerdau SA	271,860	2,746,441
Vale SA*	98,614	3,286,935

Total Metals & Mining		8,964,987

Real Estate Management & Development - 5.9%
BR Malls Participacoes SA	168,646	1,737,257
Iguatemi Empresa de Shopping Centers SA	32,296	807,400
Multiplan Empreendimentos Imobiliarios SA	61,182	1,360,010

Total Real Estate Management & Development		3,904,667

Road & Rail - 6.3%
All America Latina Logistica SA	293,220	2,649,578
Localiza Rent A Car SA	96,136	1,557,867

Total Road & Rail		4,207,445

Transportation Infrastructure - 9.4%
Companhia de Concessoes Rodoviarias	123,932	3,501,452
LLX Logistica SA*	409,705	1,167,412
Obrascon Huarte Lain Brasil SA	20,163	728,662
PortX Operacoes Portuarias SA*	372,305	832,079

Total Transportation Infrastructure		6,229,605

Water Utilities - 5.1%
Companhia de Saneamento Basico
do Estado de Sao Paulo*	99,421	2,550,808
Companhia de Saneamento de Minas Gerais*	49,732	859,824

Total Water Utilities		3,410,632

Wireless Telecommunication Services - 1.9%
Tim Participacoes SA*	310,837	1,275,181

TOTAL COMMON STOCKS
(Cost: $48,183,584)		50,855,593

PREFERRED STOCKS - 23.8%
Diversified Telecommunication Services - 5.1%
Telemar Norte Leste SA Class A*	77,768	2,237,470
Telesp - Telecomunicacoes de Sao Paulo SA	45,330	1,147,723

Total Diversified Telecommunication Services		3,385,193

Independent Power Producers & Energy Traders - 4.8%
Companhia Energetica de Sao Paulo Class B	198,090	3,221,946

Machinery - 3.8%
Marcopolo SA	308,561	1,299,302
Randon SA Implemetos e Participacoes	162,113	1,200,222

Total Machinery		2,499,524

Oil, Gas & Consumable Fuels - 4.9%
Ultrapar Participacoes SA	51,379	3,252,971

Wireless Telecommunication Services - 5.2%
VIVO Participacoes SA	107,319	3,445,845

TOTAL PREFERRED STOCKS
(Cost: $14,287,423)		15,805,479

TOTAL INVESTMENTS IN SECURITIES - 100.3%
(Cost: $62,471,007)		66,661,072

Liabilities in Excess of Other Assets - (0.3)%		(220,935)

Net Assets- 100.0%		$66,440,137

*	Non-income producing security

See notes to schedule of investments.

Schedule of Investments (Consolidated)†

EMERGING GLOBAL SHARES INDXX
INDIA SMALL CAP INDEX FUND

December 31, 2010 (Unaudited)

Investments	Shares	Value

COMMON STOCKS - 99.8%
Airlines - 3.0%
Jet Airways India, Ltd.*	37,747	$646,042
Kingfisher Airlines, Ltd.*	228,829	339,290

Total Airlines		985,332

Auto Components - 2.1%
Amtek Auto, Ltd.	211,790	648,419
Apollo Tyres, Ltd.	39,063	58,269

Total Auto Components		706,688

Building Products - 0.7%
Electrosteel Castings, Ltd.	279,733	242,416

Capital Markets - 0.6%
Indiabulls Securities, Ltd.	406,894	205,199

Chemicals - 5.5%
Chambal Fertilizers & Chemicals, Ltd.	346,094	698,535
Godrej Industries, Ltd.	166,183	710,036
Nagarjuna Fertilizers & Chemicals, Ltd.	529,730	405,753

Total Chemicals		1,814,324

Commercial Banks - 12.9%
Central Bank of India	168,367	684,162
Development Credit Bank, Ltd.*	314,789	412,890
Dhanlaxmi Bank, Ltd.	133,307	379,514
Indian Bank	160,050	883,380
UCO Bank	366,689	952,087
Vijaya Bank, Ltd.	413,094	940,467

Total Commercial Banks		4,252,500

Computers & Peripherals - 1.3%
Moser Baer India, Ltd.	311,984	435,375

Construction & Engineering - 3.1%
Alstom Projects India, Ltd.	38,666	593,933
Maytas Infra, Ltd.*	60,105	244,775
Noida Toll Bridge Co., Ltd.	294,310	199,103

Total Construction & Engineering		1,037,811

Construction Materials - 0.7%
Prism Cement, Ltd.	181,987	215,503

Containers & Packaging - 0.6%
Everest Kanto Cylinder, Ltd.	91,412	202,286

Diversified Consumer Services - 0.6%
Aptech, Ltd.	61,630	185,173

Diversified Financial Services - 1.2%
SREI Infrastructure Finance, Ltd.	155,936	381,340

Diversified Telecommunication Services - 1.8%
Tata Communications, Ltd.*	92,080	525,215
Tulip Telecom, Ltd.	19,456	76,427

Total Diversified Telecommunication Services		601,642

Electrical Equipment - 2.1%
Havells India, Ltd.	78,650	697,059

Energy Equipment & Services - 1.2%
BGR Energy Systems, Ltd.	23,481	381,556

Food Products - 5.5%
KS Oils, Ltd.	323,772	343,576
McLeod Russel India, Ltd.	109,394	528,438
Ruchi Soya Industries, Ltd.	239,088	643,236
Triveni Engineering & Industries, Ltd.	122,443	303,814

Total Food Products		1,819,064

Health Care Providers & Services - 1.0%
Fortis Healthcare, Ltd.*	105,688	346,384

Hotels, Restaurants & Leisure - 1.1%
Hotel Leelaventure, Ltd.	336,168	355,602

Household Durables - 1.5%
Videocon Industries, Ltd.	100,403	486,466

Independent Power Producers & Energy Traders - 1.3%
Jaiprakash Power Ventures, Ltd.*	369,362	436,560

IT Services - 8.7%
Core Projects & Technologies, Ltd.	83,031	540,263
Firstsource Solutions, Ltd.*	756,807	419,743
Hexaware Technologies, Ltd.	240,001	624,759
NIIT, Ltd.	247,762	302,534
Patni Computer Systems, Ltd.	93,593	997,362

Total IT Services		2,884,661

Machinery - 3.1%
Escorts, Ltd.	106,642	410,804
Praj Industries, Ltd.	329,976	621,726

Total Machinery		1,032,530

Marine - 2.5%
Mercator Lines, Ltd.	286,545	375,844
Shipping Corp. of India, Ltd.	150,981	441,311

Total Marine		817,155

Media - 4.0%
Deccan Chronicle Holdings, Ltd.	179,508	439,788
Dish TV India, Ltd.*	563,243	896,226

Total Media		1,336,014

Metals & Mining - 5.5%
Gujarat Mineral Development Corp., Ltd.	165,883	518,257
Jai Corp., Ltd.	73,421	365,094
Jindal South West Holdings, Ltd.*	9,826	314,063
JSL Stainless, Ltd.*	151,301	366,283
Prakash Industries, Ltd.*	90,180	248,466

Total Metals & Mining		1,812,163

Oil, Gas & Consumable Fuels - 2.8%
Mangalore Refinery & Petrochemicals, Ltd.	387,991	636,456
Reliance Industrial Infrastructure	18,500	296,687

Total Oil, Gas & Consumable Fuels		933,143

See notes to schedule of investments.

Schedule of Investments (Consolidated)†

EMERGING GLOBAL SHARES INDXX
INDIA SMALL CAP INDEX FUND

December 31, 2010 (Unaudited)

Investments	Shares	Value

Pharmaceuticals - 2.4%
Orchid Chemicals & Pharmaceuticals, Ltd.	118,086	$802,425

Real Estate Management & Development - 4.8%
Ackruti City, Ltd.	25,964	145,512
Anant Raj Industries, Ltd.	214,561	514,390
Orbit Corp. Ltd.	134,227	240,297
Parsvnath Developers, Ltd.*	208,903	271,903
Sobha Developers, Ltd.	58,543	425,702

Total Real Estate Management & Development		1,597,804

Software - 7.6%
3i Infotech, Ltd.	264,192	353,319
Allied Digital Services, Ltd.	55,426	234,211
Geodesic, Ltd.	158,717	342,707
ICSA India, Ltd.	99,792	316,348
NIIT Technologies, Ltd.	70,940	314,284
OnMobile Global, Ltd.*	57,624	370,242
Polaris Software Lab, Ltd.	148,809	580,893

Total Software		2,512,004

Textiles, Apparel & Luxury Goods - 7.9%
Alok Industries, Ltd.	744,109	464,288
Arvind, Ltd.*	308,286	491,231
Bombay Dyeing & Manufacturing Co., Ltd.	27,849	326,010
Bombay Rayon Fashions, Ltd.	88,954	395,981
Rajesh Exports, Ltd.	152,826	451,489
SRF, Ltd.	62,553	494,520

Total Textiles, Apparel & Luxury Goods		2,623,519

Thrifts & Mortgage Finance - 1.5%
Dewan Housing Finance Corp., Ltd.	74,031	503,474

Wireless Telecommunication Services - 1.2%
Tata Teleservices Maharashtra, Ltd.*	902,931	391,745

TOTAL INVESTMENTS IN SECURITIES - 99.8%
(Cost: $33,980,984)		33,034,917

Other Assets in Excess of Liabilities - 0.2%		54,643

Net Assets- 100.0%		$33,089,560

†	The Consolidated Schedule of Investments includes the accounts of wholly-owned subsidiaries. All inter-company accounts and transactions have been eliminated in consolidation.
*	Non-income producing security

See notes to schedule of investments.

NOTES TO SCHEDULE OF INVESTMENTS
(Unaudited)

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

FEDERAL INCOME TAX MATTERS

The cost basis of investments for federal income tax purposes at December 31, 2010 was as follows*:

Funds	Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation

Emerging Global Shares Dow Jones Emerging
Markets Titans Composite Index Fund	$27,555,255	$3,060,338	($639,056)	$2,421,282

Emerging Global Shares Dow Jones Emerging
Markets Metals & Mining Titans Fund Index Fund	26,474,180	6,489,836	(271,879)	6,217,957

Emerging Global Shares Dow Jones Emerging
Markets Consumer Titans Index Fund	151,880,323	10,261,086	(1,831,689)	8,429,397

Emerging Global Shares Dow Jones Emerging
Markets Energy Titans Index Fund	11,223,893	2,411,529	(105,016)	2,306,513

Emerging Global Shares Dow Jones Emerging
Markets Financials Titans Index Fund	11,646,079	1,278,365	(262,438)	1,015,927

Emerging Global Shares INDXX India
Infrastructure Index Fund	65,381,654	966,291	(3,662,055)	(2,695,764)

Emerging Global Shares INDXX China
Infrastructure Index Fund	17,790,494	1,021,747	(678,530)	343,217

Emerging Global Shares INDXX Brazil
Infrastructure Index Fund	62,471,830	5,515,626	(1,326,384)	4,189,242

Emerging Global Shares INDXX India Small Cap
Index Fund	33,980,984	1,546,936	(2,493,003)	(946,067)

* Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.

FAIR VALUE MEASUREMENT

Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement. Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels as follows:

  Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Portfolio has the ability to access.
  Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
  Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Portfolio’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The Fund has adopted the Accounting Standard Update, Fair Value Measurements and Disclosures (Topic 820): Improving Disclosures about Fair Value Measurements which provides guidance on how investment assets and liabilities are to be valued and disclosed. Specifically, the amendment requires reporting entities to disclose i) the input and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements, for Level 2 or Level 3 positions ii) transfers between all levels (including Level 1 and Level 2) will be required to be disclosed on a gross basis (i.e. transfers out must be disclosed separately from transfers in) as well as the reason(s) for the transfer and iii) purchases, sales, issuances and settlements must be shown on a gross basis in the Level 3 roll forward rather than as one net number. The effective date of the amendment is for interim and annual periods beginning after December 15, 2009, however, the requirement to provide the Level 3 activity for purchases, sales, issuances and settlements on a gross basis will be effective for interim and annual periods beginning after December 15, 2010.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following summarizes inputs used as of December 31, 2010 in valuing the Fund’s assets and liabilities carried at fair value:

	Quoted Prices in Active Market
	(Level 1)
Funds	Common Stocks	Preferred Stocks	Other Significant Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Emerging Global Shares Dow Jones
Emerging Markets Titans Composite
Index Fund*	$26,305,858	$3,670,679	$-	$-	$29,976,537

Emerging Global Shares Dow Jones
Emerging Markets Metals & Mining
Titans Fund Index Fund*	31,274,418	1,417,719	-	-	32,692,137

Emerging Global Shares Dow Jones
Emerging Markets Consumer Titans
Index Fund *	140,921,050	19,388,670	-	-	160,309,720

Emerging Global Shares Dow Jones
Emerging Markets Energy Titans
Index Fund*	13,530,406	-	-	-	13,530,406

Emerging Global Shares Dow Jones
Emerging Markets Financials Titans
Index Fund*	10,853,001	1,809,005	-	-	12,662,006

Emerging Global Shares INDXX
India Infrastructure Index Fund**	62,685,890	-	-	-	62,685,890

Emerging Global Shares INDXX
China Infrastructure Index Fund**	18,133,711	-	-	-	18,133,711

Emerging Global Shares INDXX
Brazil Infrastructure Index Fund**	50,855,593	15,805,479	-	-	66,661,072

Emerging Global Shares INDXX
India Small Cap Index Fund**	33,034,917	-	-	-	33,034,917

*	Please refer to the schedule of investments to view securities segregated by country.
**	Please refer to the schedule of investments to view securities segregated by industry type.

There were no transfers between level 1 and 2 securities. The Funds did not hold any Level 3 securities during the period reported.

Item 2. Controls and Procedures.

(a)	The Registrant’s Principal Executive and Principal Financial Officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

A separate certification for each Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act (17 CFR 270.30a-2(a)) is attached hereto.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) EGA Emerging Global Shares Trust

By:	/s/ Robert C. Holderith

Robert C. Holderith
President

Date: February 23, 2010

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Robert C. Holderith

Robert C. Holderith
President

Date:	February 23, 2010

By:	/s/ Thomas A. Carter

Thomas A. Carter
Chief Financial Officer

Date:	February 23, 2010